Net gain (loss) on financial instruments measured at fair value through profit or loss	12 Months Ended
Dec. 31, 2018
Net gain (loss) on financial instruments measured at fair value through profit or loss [Abstract]
Net gain (loss) on financial instruments measured at fair value through profit or loss
41.	Net gain (loss) on financial instruments measured at fair value through profit or loss

Net gain (loss) on financial instruments measured at fair value through profit or loss for the year ended December 31, 2018 are as follows:

	2018
Net gain (loss) on deposits measured at FVTPL
Loss on valuation	~~W~~	(61,848)
Net gain (loss) on loans measured at FVTPL
Gain on valuation		916
Gain on sale		9,133

		10,049

Net gain (loss) on securities measured at FVTPL
Debt securities
Gain on valuation		111,029
Gain on sale		78,718
Other gains		223,731

		413,478

Equity securities
Gain on valuation		286,801
Loss on sale		(275,356)

		11,445

Other
Gain on valuation		19,086

Net gain (loss) on financial liabilities measured at FVTPL
Debt securities
Loss on valuation		(115,667)
Gain (loss) on disposition		268,932

		153,265

Other
Gain (loss) on valuation		(14,892)
Gain on disposition		1,394

		(13,498)

Derivatives:
Gain on valuation		(291,879)
Gain on transaction		179,928

		(111,951)

	~~W~~	420,026